Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges
Cash flow hedges, Derivative Assets	$ 1	$ 0
Cash flow hedges, Derivative Liabilities	0	1
HFT derivatives
Derivative Assets	152	170
Derivative Liabilities	359	403
Other derivatives
Other, Derivative Assets	15	1
Other, Derivative Liabilities	1	0
Derivative Assets
Total gross current derivative assets	184	207
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(86)	(120)
Derivative Asset, Total	98	87
Derivative Liabilities
Total gross current derivative liabilities	424	490
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(86)	(120)
Derivative Liabilities, Total	338	370
Equity derivatives
Other derivatives
Other, Derivative Assets	0	1
Other, Derivative Liabilities	1	0
Foreign exchange forwards
Cash flow hedges
Cash flow hedges, Derivative Assets	0	0
Cash flow hedges, Derivative Liabilities	0	1
Other derivatives
Other, Derivative Assets	15	0
Other, Derivative Liabilities	0	0
Power swaps and physical contracts
HFT derivatives
Derivative Assets	13	19
Derivative Liabilities	13	22
Natural gas swaps, futures, forwards, physical contracts and related transportation
HFT derivatives
Derivative Assets	139	151
Derivative Liabilities	346	381
Regulatory deferral
HFT derivatives
Derivative Assets	16	36
Derivative Liabilities	64	86
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(2)	(8)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(2)	(8)
Regulatory deferral | Commodity swaps and forwards | Power
HFT derivatives
Derivative Assets	10	23
Derivative Liabilities	34	36
Regulatory deferral | Commodity swaps and forwards | Coal
HFT derivatives
Derivative Assets	1	8
Derivative Liabilities	6	39
Regulatory deferral | Commodity swaps and forwards | Heavy fuel oil purchases
HFT derivatives
Derivative Assets	1	1
Derivative Liabilities	5	0
Regulatory deferral | Commodity swaps and forwards | Natural gas
HFT derivatives
Derivative Assets	4	2
Derivative Liabilities	2	5
Regulatory deferral | Foreign exchange forwards
HFT derivatives
Derivative Assets	0	2
Derivative Liabilities	17	6
HFT derivatives
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(84)	(112)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ (84)	$ (112)